Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Directly and Indirectly Held Major Operating Subsidiaries	The following is a list of Manulife’s directly and indirectly held major operating subsidiaries.

As at December 31, 2024 (100% owned unless otherwise noted in brackets beside company name)	Equity interest	Address	Description
The Manufacturers Life Insurance Company	$65,338	Toronto, Canada	A leading financial services group with principal operations in Asia, Canada and the United States that offers a diverse range of financial protection products and wealth management services
Manulife Holdings (Alberta) Limited	$22,118	Calgary, Canada	Holding company
John Hancock Financial Corporation		Boston, U.S.A.	Holding company
The Manufacturers Investment Corporation		Boston, U.S.A.	Holding company
John Hancock Reassurance Company Ltd.		Boston, U.S.A.	Captive insurance subsidiary that provides life, annuity and long-term care reinsurance to affiliates
John Hancock Life Insurance Company (U.S.A.)		Boston, U.S.A.	U.S. life insurance company licensed in all states, except New York
John Hancock Subsidiaries LLC		Boston, U.S.A.	Holding company
John Hancock Financial Network, Inc.		Boston, U.S.A.	Financial services distribution organization
John Hancock Investment Management LLC		Boston, U.S.A.	Investment advisor
John Hancock Investment Management Distributors LLC		Boston, U.S.A.	Broker-dealer
Manulife Investment Management (US) LLC		Boston, U.S.A.	Investment advisor
Manulife Investment Management Timberland and Agriculture Inc.		Boston, U.S.A.	Manager of globally diversified timberland and agricultural portfolios
John Hancock Life Insurance Company of New York		New York, U.S.A.	U.S. life insurance company licensed in New York
John Hancock Variable Trust Advisers LLC		Boston, U.S.A.	Investment advisor for open-end mutual funds
John Hancock Life & Health Insurance Company		Boston, U.S.A.	U.S. life insurance company licensed in all states
John Hancock Distributors LLC		Boston, U.S.A.	Broker-dealer
John Hancock Insurance Agency, Inc.		Boston, U.S.A.	Insurance agency
Manulife Reinsurance Limited		Hamilton, Bermuda	Provides life and financial reinsurance to affiliates
Manulife Reinsurance (Bermuda) Limited		Hamilton, Bermuda	Provides life and financial reinsurance to affiliates
Manulife Bank of Canada	$1,882	Waterloo, Canada	Provides integrated banking products and service options not available from an insurance company
Manulife Investment Management Holdings (Canada) Inc.	$1,477	Toronto, Canada	Holding company
Manulife Investment Management Limited		Toronto, Canada	Provides investment counseling, portfolio and mutual fund management in Canada
First North American Insurance Company	$8	Toronto, Canada	Property and casualty insurance company
Manulife Holdings (Bermuda) Limited	$21,658	Hamilton, Bermuda	Holding company
Manufacturers P&C Limited		St. Michael, Barbados	Provides property and casualty reinsurance
Manufacturers Life Reinsurance Limited		St. Michael, Barbados	Provides life and annuity reinsurance to affiliates
Manulife Financial Asia Limited		Hong Kong, China	Holding company
Manulife (Cambodia) PLC		Phnom Penh, Cambodia	Life insurance company
Manulife Myanmar Life Insurance Company Limited		Yangon, Myanmar	Life insurance company
Manulife (Vietnam) Limited		Ho Chi Minh City, Vietnam	Life insurance company
Manulife Investment Fund Management (Vietnam) Company Limited		Ho Chi Minh City, Vietnam	Fund management company
Manulife International Holdings Limited		Hong Kong, China	Holding company
Manulife (International) Limited		Hong Kong, China	Life insurance company
Manulife-Sinochem Life Insurance Co. Ltd. (51%)		Shanghai, China	Life insurance company

As at December 31, 2024 (100% owned unless otherwise noted in brackets beside company name)	Equity interest	Address	Description
Manulife Investment Management International Holdings Limited		Hong Kong, China	Holding company
Manulife Investment Management (Hong Kong) Limited		Hong Kong, China	Investment management and advisory company marketing mutual funds
Manulife Investment Management (Taiwan) Co., Ltd.		Taipei, Taiwan (China)	Investment management company
Manulife Life Insurance Company (Japan)		Tokyo, Japan	Life insurance company
Manulife Investment Management (Japan) Limited		Tokyo, Japan	Investment management and advisory company and mutual fund business
Manulife Holdings Berhad (62.6%)		Kuala Lumpur, Malaysia	Holding company
Manulife Insurance Berhad (62.6%)		Kuala Lumpur, Malaysia	Life insurance company
Manulife Investment Management (Malaysia) Berhad (62.6%)		Kuala Lumpur, Malaysia	Asset management company
Manulife (Singapore) Pte. Ltd.		Singapore	Life insurance company
Manulife Investment Management (Singapore) Pte. Ltd.		Singapore	Asset management company
Manulife Fund Management Co., Ltd.		Beijing, China	Mutual fund company in China
The Manufacturers Life Insurance Co. (Phils.), Inc.		Makati City, Philippines	Life insurance company
Manulife Chinabank Life Assurance Corporation (60%)		Makati City, Philippines	Life insurance company
PT Asuransi Jiwa Manulife Indonesia		Jakarta, Indonesia	Life insurance company
PT Manulife Aset Manajemen Indonesia		Jakarta, Indonesia	Investment management and investment advisor
Manulife Investment Management (Europe) Limited	$456	London, England	Investment management company providing advisory services for Manulife Investment Management’s funds, internationally
Manulife Assurance Company of Canada	$55	Toronto, Canada	Life insurance company
EIS Services (Bermuda) Limited	$1,235	Hamilton, Bermuda	Investment holding company
Berkshire Insurance Services Inc.	$2,343	Toronto, Canada	Investment holding company
JH Investments (Delaware) LLC		Boston, U.S.A.	Investment holding company
Manulife Wealth Inc.	$349	Oakville, Canada	Investment dealer
Manulife Investment Management (North America) Limited	$5	Toronto, Canada	Investment advisor